Earnings/(loss)per share - Summary of Anti-Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee options
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	842,401	12,429,245	16,004,890
Restricted stock units
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	18,208	2,554,925	3,135,407
Other contingently issuable shares
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	0	36,898	71,717
Warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	0	800,000	800,000
Exchangeable Notes
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	2,911,500	2,911,500	0